Note 6 - Term Loans Payable (Tables)	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about short-term loans payable [text block]
	March 31, 2024	March 31, 2023	March 31, 2022

Loan payable on demand, unsecured with no interest and no fixed term	$-	$-	$2,500
Loan payable on demand, unsecured with 10% interest per annum and no fixed term	5,000	5,000	5,000
Loan payable on May 10, 2024, secured, with 11.35% interest per annum	1,133,520	1,143,998	-
US $50,000 promissory note, repaid during the current period	-	67,717	-

Total payable	$1,138,520	1,216,715	7,500
Short-term portion	1,138,520	1,216,715	7,500